Document and Entity Information Document	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	RSP Permian, Inc.
Entity Central Index Key	0001588216
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-1